Regulatory capital requirements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2012
Total Capital (to Risk-Weighted Assets):
Corporation	$4,357,148	18.63%	$1,871,326	8%
BPPR	2,699,339	15.25	1,415,630	8
BPNA	1,290,343	24.04	429,387	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,058,242	17.35%	$935,663	4%
BPPR	2,288,076	12.93	707,815	4
BPNA	1,221,893	22.77	214,693	4

Tier I Capital (to Average Assets):
Corporation	$4,058,242	11.52%	$1,056,785	3%
			1,409,047	4
BPPR	2,288,076	8.65	793,517	3
			1,058,023	4
BPNA	1,221,893	15.00	244,390	3
			325,853	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2011
Total Capital (to Risk-Weighted Assets):
Corporation	$4,212,070	17.25%	$1,953,146	8%
BPPR	2,595,068	14.30	1,451,841	8
BPNA	1,256,906	21.76	462,172	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,899,593	15.97%	$976,573	4%
BPPR	2,177,865	12.00	725,920	4
BPNA	1,182,642	20.47	231,086	4

Tier I Capital (to Average Assets):
Corporation	$3,899,593	10.90%	$1,073,512	3%
			1,431,350	4
BPPR	2,177,865	8.11	805,263	3
			1,073,684	4
BPNA	1,182,642	14.41	246,256	3
			328,341	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized [Table Text Block]
	2012		2011
(In thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,769,537	10%	$1,814,801	10%
BPNA	536,733	10	577,715	10

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,061,722	6%	$1,088,881	6%
BPNA	322,040	6	346,629	6

Tier I Capital (to Average Assets):
BPPR	$1,322,529	5%	$1,342,105	5%
BPNA	407,316	5	410,426	5